December 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Asset Allocation Portfolios, Inc. (the "Registrant") Post-Effective Amendment No. 15 (File No. 333-116351) under the Securities Act of 1933(the “1933 Act”), and
Amendment No. 16 (File No. 811-21591) under the Investment Company Act of 1940
(collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of the Amendment are (i) to launch a new fund, LIVESTRONG 2055 Portfolio, and (ii) to make certain other non-material changes deemed appropriate by the Registrant.

Please consider this letter a request for selective review pursuant to Investment Company Act Release No. 13768.  As brief background, American Century currently offers nine LIVESTRONG Portfolios, each of which is a "fund of funds" investing in other American Century mutual funds.  LIVESTRONG Income Portfolio's allocation among stock, bond and money market funds (the "target asset mix") is expected to remain fixed over time.  The target asset mix of each of the remaining LIVESTRONG Portfolios becomes more conservative each year until reaching the target year, at which time its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.  The target dates of the existing LIVESTRONG  Portfolios are set at 5-year intervals, ranging from 2015-2050.  LIVESTRONG 2055 Portfolio's investment objective, strategy (other than the target year and underlying fund allocations) and risks, as well as the classes offered, are the same as the existing "target date" LIVESTRONG Portfolios.  Accordingly, LIVESTRONG 2055's disclosure is substantially similar to that previously reviewed for the existing LIVESTRONG Portfolios, other than the differences noted above and certain other changes made to account for the single-fund prospectus format (compared to the existing LIVESTRONG Portfolios' prospectus, in which all nine funds are included in one prospectus).

The Staff has previously had opportunities to review and comment on the existing LIVESTRONG Portfolios' prospectus and statement of additional information, most recently in connection with Post-Effective Amendment No. 11, filed on September 18, 2009 pursuant to Rule 485(a) (File Nos. 333-116351; 811-21591).  The purpose of that amendment was to add a summary section for each fund in the prospectus to incorporate new Form N-1A disclosure items.  Since the Staff's last review, each of the existing LIVESTRONG Portfolios added a C Class and renamed Advisor Class to A Class via Post-Effective Amendment No. 13, filed on February 8, 2010 pursuant to relief granted under Rule 485(b)(1)(vii) (File Nos. 333-116351; 811-21591).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com